Fair value of financial instruments - Additional Information (Details) - Discount for Lack of Marketability (DLOM)	12 Months Ended
Dec. 31, 2024 USD ($)
Fair value of financial instruments
Discount For Lack of Marketability DLOM	30
Embedded derivativ
Fair value of financial instruments
Percentage shift (+) in DLOM	1.00%
Percentage shift (-) in DLOM	1.00%
Increase (Decrease) In fair value of embedded derivative due to increase in DLOM	$ 800,000
Increase (decrease) in fair value measurement due to decrease in DLOM	$ (800,000)
Maximum
Fair value of financial instruments
Percentage of range for alternative assumptions of DLOM	36.00%
Minimum
Fair value of financial instruments
Percentage of range for alternative assumptions of DLOM	20.00%